Cash and due from banks at amortized cost - Restricted due from banks at amortized cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Restricted due from banks at amortized cost [Line Items]
Restricted due from banks at amortized cost, total	₩ 13,803,990	₩ 13,896,642
Denominated in Korean won
Restricted due from banks at amortized cost [Line Items]
Reserve deposits	8,647,429	9,851,064
Other	2,192,566	1,174,670
Restricted due from banks at amortized cost, total	10,839,995	11,025,734
Denominated in foreign currency
Restricted due from banks at amortized cost [Line Items]
Deposits	₩ 2,963,995	₩ 2,870,908